UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-23173

State Funds

(Exact name of registrant as specified in charter)

5550 Painted Mirage Road

Suite 320

Las Vegas, Nevada  89149

 (Address of principal executive offices) (Zip code)

New York Alaska ETF Management LLC

5550 Painted Mirage Road

Suite 320

Las Vegas, Nevada  89149

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 523-8382

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

State Funds – Enhanced Ultra Short Duration Mutual Fund

Ticker Symbol: STATX

Semi-Annual Report

June 30, 2017

(Unaudited)

This report is provided for the general information of Enhanced Ultra Short Duration Mutual Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Enhanced Ultra Short Duration Mutual Fund

Portfolio Illustration

June 30, 2017 (Unaudited)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Enhanced Ultra Short Duration Mutual Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Shares/Par Value		Value

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 74.42%

U.S. Treasuries - 74.42%
1,113,000	U.S. Treasury Bill 0.00%, 11/09/2017	$ 1,108,854
1,000	U.S. Treasury Bill 2.197%, 2/15/2027	996
1,000	U.S. Treasury Bill 0.00%, 9/21/2017	998
295,000	U.S. Treasury Bill 0.00%, 10/12/2017	294,164
11,000	U.S. Treasury Bond 2.978%, 5/15/2047	11,370
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $1,416,363) - 74.42%		1,416,382

TOTAL INVESTMENTS (Cost $1,416,363) * - 74.42%		1,416,382

OTHER ASSETS LESS LIABILITIES, NET - 25.58%		486,953

NET ASSETS - 100.00%		$ 1,903,335

* Refer to Note 10 for tax cost.

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund

Schedule of Open Reverse Repurchase Agreements

June 30, 2017 (Unaudited)

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Value
Capital Markets, LLC	11.71%	4/19/2017	7/1/2017	$ 25,000	$ 25,000
Capital Markets, LLC	11.71%	6/12/2017	7/1/2017	100,000	100,000
Capital Markets, LLC	11.71%	6/27/2017	7/1/2017	25,000	25,000
Capital Markets, LLC	11.71%	6/29/2017	7/1/2017	250,000	250,000
Capital Markets, LLC	11.71%	6/30/2017	7/1/2017	75,000	75,000
					$ 475,000

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund

Schedule of Open Futures Contracts

June 30, 2017 (Unaudited)

		Number of
	Expiration	Contracts	Notional	Unrealized
Futures Contracts	Month	Long/Short	Value	Depreciation
Capital Markets Forward Derivative	July 2017	1,000	$ 1,000	$ -
Capital Markets Forward Derivative	July 2017	2,000	2,000	-
Capital Markets Forward Derivative	July 2017	14,000	14,000	-
				$ -

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund

Statement of Assets and Liabilities

June 30, 2017 (Unaudited)

Assets:
Investments in U.S. Treasuries, at Fair Value (Cost $1,416,363)	$ 1,416,382
Cash	1,332,674
Cash sold and securities purchased under Reverse Repurchase Agreements, at Fair Value	456,014
Other Assets	17,000
Receivables:
Fees & Interest Income	415
Prepaid Expenses	320
Total Assets	3,222,805
Liabilities:
Cash purchased and securities loaned or Sold Under Reverse Repurchase Agreements, at Fair Value	948,547
Other Liabilities - Unrealized Gain or loss in available for sale assets and recognized in other comprehensive income	17,000
Due to Advisor	56
Due to Custodian	350,000
Trustee Fees	649
Other Accrued Expenses	3,218
Total Liabilities	1,319,470
Net Assets	$ 1,903,335

Net Assets Consist of:
Paid In Capital	$ 1,903,452
Accumulated Net Investment Loss	(136)
Accumulated Realized Gain on Investments	-
Unrealized Appreciation in Value of Investments	19
Net Assets, for 19,029 Shares Outstanding (Unlimited number
of shares authorized without par value)	$ 1,903,335

Net Asset Value Per Share and Offering Price	$ 100.02

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund

Statement of Operations

For the period April 13, 2017 to June 30, 2017 (Unaudited)

Investment Income:
Interest	$ 1,614
Total Investment Income	1,614

Expenses:
Advisory Fees	150
Transfer Agent	3,896
Audit	2,987
Custody	2,599
Trustee	649
Nasdaq	130
Printing	2
Other	1,119
Total Expenses	11,532
Fees Waived and Reimbursed by the Adviser	(11,532)
Net Investment Income	1,614

Realized and Unrealized Gain (Loss) on:
Realized Gain on Investments	-
Net Change in Unrealized Appreciation on Investments	19
Net Realized and Unrealized Loss on Investments	19

Net Increase in Net Assets Resulting from Operations	$ 1,633

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund

Statements of Changes in Net Assets

(Unaudited)
Period
Ended *
6/30/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 1,614
Net Realized Gain (Loss) on Investments and Options	-
Unrealized Appreciation (Depreciation) on Investments and Options	19
Net Increase (Decrease) in Net Assets Resulting from Operations	1,633

Distributions to Shareholders:
Net Investment Income	(1,749)
Realized Gains	-
Total Distributions Paid to Shareholders	(1,749)

Capital Share Transactions:
Proceeds from Sale of Shares	1,810,501
Shares Issued on Reinvestment of Dividends	441
Cost of Shares Redeemed	(7,491)
Net Increase (Decrease) in Net Assets from Shareholder Activity	1,803,451

Net Assets:
Net Increase (Decrease) in Net Assets	1,803,335
Beginning of Year	100,000
End of Year (includes net investment income of $1,614)	$ 1,903,335

Share Transactions:
Shares Sold	19,098
Shares Issued on Reinvestment of Dividends	5
Shares Redeemed	(75)
Net Increase (Decrease) in Shares	19,028
Outstanding at Beginning of Year	1
Outstanding at End of Year	19,029

* For the period April 13, 2017 (commencement of investment operations) through June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund

Financial Highlights

	(Unaudited)
	Period
	Ended *
	6/30/2017

Net Asset Value, at Beginning of Period	$ 100.00

Income From Investment Operations:
Net Investment Gain **	1.12
Net Loss on Securities (Realized and Unrealized)	(0.45)
Total from Investment Operations	0.67

Distributions from Net Investment Income	(0.65)

Net Asset Value, at End of Period	$ 100.02

Total Return ***	0.67%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,903
Ratio of Expenses to Average Net Assets
Before Reimbursement	21.06%	(a)
After Reimbursement	0.00%	(a)
Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement	(18.11)%	(a)
After Reimbursement	2.95%	(a)
Portfolio Turnover	0.00%	(b)

* For the period April 13, 2017 (commencement of investment operations) through June 30, 2017.

** Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

***Assumes reinvestment of dividends.

(a) Annualized.

(b) Not annualized.

The accompanying notes are an integral part of these financial statements.

Enhanced Ultra Short Duration Mutual Fund

Notes to Financial Statements

June 30, 2017 (Unaudited)

Note 1. Organization

State Funds is an open-end management investment company.  The Trust was organized as a Delaware statutory trust on June 21, 2016 and is governed by an Agreement and Declaration of Trust dated June 20, 2016 (the “Trust Agreement”).  The Trust Agreement permits the Trust’s Board of Trustees (“Trustees,” “Board of Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series.  This SAI relates to State Funds – Enhanced Ultra Short Duration Mutual Fund, a series of the Trust. The investment adviser to the Fund is New York Alaska ETF Management LLC, the Fund’s investment adviser (the “Adviser”).  The Fund is a non-diversified fund. The Fund’s investment objective is a non-fundamental policy and therefore may be changed by the Board of Trustees without shareholder approval. The Fund will notify its shareholders before changing its investment objective. The Fund seeks current income consistent with preservation of capital and daily liquidity. The Enhanced Ultra Short Duration Mutual Fund commenced operations on April 13, 2017.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Security Transaction Timing - Security transactions are accounted for on the next business date after the trade date (the date the securities are purchased or sold).  Distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Fund uses the highest cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income every two weeks and any realized capital gains once a year. The Trust may make distributions on a more frequent basis for the Fund to comply with the distribution requirements of the Internal Revenue Code.

Enhanced Ultra Short Duration Mutual Fund

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2014-2017, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the six months ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, every two weeks.  Distributions will be recorded on ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Enhanced Ultra Short Duration Mutual Fund

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost which approximates fair value including in cases where Short term investments are secured by

Enhanced Ultra Short Duration Mutual Fund

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

US government obligations.  These securities will be categorized in Level 1 of the fair value hierarchy.

Reverse Repurchase Agreements - The Fund may also enter into reverse repurchase agreements with counterparties.  In a typical reverse repurchase agreement, the Fund enters into a contract with a counterparty under which (i) the Fund sells securities for cash or cash equivalents to the counterparty, and (ii) the Fund agrees to repurchase the securities at an agreed-upon price, date and interest payment.  Reverse repurchase agreements provide the Fund with a source of liquidity that can be invested elsewhere for no more than six days and/or earn income at either fixed or floating (variable) interest rates and fees. While a reverse repurchase agreement has legal characteristics of both a sale and a secured transaction, economically it functions as a loan from the counterparty to the Fund, in which the securities purchased by the counterparty serve as collateral for the loan.

Securities received by the Fund through reverse repurchase agreements include cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. the Fund will invest over 5% of its assets in reverse repurchase agreements in which proceeds (collateral) received with respect to reverse repurchase agreements will include cash, U.S. Treasury securities or debt instruments secured by U.S. Treasury securities. The Fund will earmark or establish a segregated account equal in value to its obligations to hold the aforementioned proceeds (collateral).

Forward Contracts - The Fund may enter into Forward contracts as part of its activities related to Securities Lending, Repurchase Agreements and Reverse Repurchase agreements (hereinafter: “Securities Finance Transaction”)

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of Forward contracts as part of a Securities Finance Transaction involves the risk that the counterparty will fail to perform its obligations.

The forward price of the contract is mainly based on the current spot price of the underlying asset. Although the contract has no intrinsic value at the inception, over time, a contract may gain or lose value until the contract approaches maturity.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2017:

Enhanced Ultra Short Duration Mutual Fund

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Forward Contracts *	$ 39,200	$ -	$ -	$ 39,200
Reverse Repurchase Agreements *	-	1,114,667	-	1,114,667
U.S. Government Agencies & Obligations	-	3,345,697	-	3,345,697
Total	$ 39,200	$ 4,460,364	$ -	$4,499,564

Note 4. Investment Management and Administrative Agreements

The Trust has a “Management Agreement” with New York Alaska ETF Management LLC, with respect to the Fund. Under the terms of the Management Agreement, New York Alaska ETF Management LLC manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. For its services and the payment of Fund ordinary operating expenses, New York Alaska ETF Management LLC receives an annual investment management fee of 0.30% of the average daily net assets of the Fund.  For the six months ended June 30, 2017, New York Alaska ETF Management LLC earned management fees of $150 from the Fund.

Note 5. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2017, was $1,903,451.  Transactions in capital were as follows:

	April 13, 2017 through June 30, 2017

	Shares	Amount
Shares sold	19,099	$ 1,910,501
Shares reinvested	4	441
Shares redeemed	(75)	(7,491)
Net Increase (Decrease)	(19,028)	$ (1,903,451)

Note 6. Investment Transactions

For the six months ended June 30, 2017, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $17,000 and $0, respectively. Purchases and sales of U.S. Government obligations aggregated $1,489,012 and $72,961, respectively.

Note 7. Tax Matters

As of June 30, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

Gross unrealized appreciation on investment securities	$ 68
Gross unrealized depreciation on investment securities	(49)
Net unrealized appreciation (depreciation) on investment securities	$ 19

Cost of investment securities, including short-term investments *	$ 1,416,363

Enhanced Ultra Short Duration Mutual Fund

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2017 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Unrealized appreciation (depreciation)

$  19

Deferral of Post December ordinary loss**

       -

Deferral of Post October loss

**

       -

Accumulated realized gains

       -

Accumulated ordinary

       -

Capital loss carry forwards: +

   No expiration:

         Short-term

        -

         Long-term

        -

Total Distributable earnings

$    19

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

**These deferrals are considered incurred in the subsequent year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Fund in future years through the indefinite expiration date.  The Fund will not make distributions from capital gains while a capital loss carry forward remains.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

The Fund paid the following distributions for the six months ended June 30, 2017:

Period Ended	$ Amount	Tax Character

6/30/2017	$ 1,749	Ordinary income

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Enhanced Ultra Short Duration Mutual Fund

Notes to Financial Statements (Continued)

June 30, 2017 (Unaudited)

Note 9. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2017, Brown Brothers Harriman & Co owned approximately 95% of the Fund, for the benefit of others, and may be deemed to control the Fund.

Note 10.  Indemnifications

In the normal course of business, the Fund has entered into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

Note 11. New Accounting Pronouncement

In October 2016, the U.S. Securities and Exchange Commission (“SEC”) issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements.  The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impact that the adoption of the amendments to Regulation S-X will have on the Funds’ financial statements and related disclosures. Any required changes will be implemented for interim and annual periods after August 1, 2017.

Enhanced Ultra Short Duration Mutual Fund

Expense Illustration

June 30, 2017 (Unaudited)

 Expense Example

As a shareholder of the Enhanced Ultra Duration Mutual Fund (“Fund”), you incur ongoing costs which typically consist of: management fees, custody fees, transfer agent fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 13, 2017 (commencement of investment operations) through June 30, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only.  Therefore, the second line of the table is useful in comparing your ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If transactional costs were included where applicable, your costs may be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	April 13, 2017	June 30, 2017	April 13, 2017 to June 30, 2017

Actual	$1,000.00	$1,001.90	$0.00
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,010.82	$0.00

* Expenses are equal to the Fund's annualized expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 79/365 (to reflect the one-half year period).

Enhanced Ultra Short Duration Mutual Fund

Additional Information

June 30, 2017 (Unaudited)

Portfolio Holdings – The Fund files a complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call (800) 732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (800) 523-8382, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 523-8382 and (2) from Fund documents filed with the SEC on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at the Fund’s transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free (800) 523-8382 to request a copy of the SAI or to make shareholder inquiries.

This Page Was Left Blank Intentionally

Investment Adviser

New York Alaska ETF Management LLC

5550 Painted Mirage Road, Suite 320

Las Vegas, NV  89149

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

Independent Registered Public Accounting Firm

 Sanville & Company CPA

1514 Old York Road

Abington, PA 19001

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11. Controls and Procedures.

(a)

Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)

Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CERT.  Filed herewith.

(a)(2)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Funds

By /s/Ofer Arbarbanel

     * Ofer Arbarbanel

     Trustee, President and Chief Financial Officer

Date: September 8, 2017

*Print the name and title of each signing officer under his or her signature.